Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Current Assets	As of December 31, 2023 and 2022, prepaid expenses and current assets consisted of the following.
	2023	2022

Interest receivable (1)	$171,657	$42,263
Prepaid expenses (2)	24,770	4,342
Other receivables, net (3)	156,492	48,320
Total	$352,919	$94,925
(1)	Interest receivable primarily consists of interest from loans to third parties and interest from investments.
(2)	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
(3)	Other receivables primarily consist of cash advance to employees for business travel or expenses incurred in the ordinary courses of business, net of expected credit loss.